Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of December 31,
(in thousands of euros)	2022	2023	2024
Other cash equivalents(1)	16,798	17,933	70,655
Cash at bank and at hand	69,939	8,985	25,908
Cash and cash equivalents	86,736	26,918	96,564